Note 12 - Income Taxes (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.90%	38.30%	38.30%
Increase in Deferred Tax Liability, Net		¥ 51,788,000	¥ 106,487,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		183,813,000	(933,623,000)	¥ (647,079,000)
Undistributed Earnings of Foreign Subsidiaries		369,731,000
Unrecognized Tax Benefits		0	¥ 0
Japan [Member]
Note 12 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards		1,586,120,000
United States [Member]
Note 12 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards		1,205,332,000
Other Countries [Member]
Note 12 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards		¥ 763,855,000
Scenario, Forecast [Member]
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.20%
Japan [Member]
Note 12 - Income Taxes (Details) [Line Items]
Open Tax Year		2013
Internal Revenue Service (IRS) [Member]
Note 12 - Income Taxes (Details) [Line Items]
Open Tax Year		2006